UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 79.6%
DIVERSIFIED 3.8%
American Assets Trust	113,637	$4,536,389
Vornado Realty Trust	98,047	9,258,578
		13,794,967
HEALTH CARE 11.0%
Care Capital Properties	13,189	353,993
CareTrust REIT	308,792	3,921,658
HCP	222,742	7,256,934
Healthcare Trust of America, Class A	159,318	4,687,136
Omega Healthcare Investors	263,936	9,316,941
Physicians Realty Trust	331,237	6,154,383
Ventas	136,182	8,574,019
		40,265,064
HOTEL 2.5%
Extended Stay America	98,963	1,613,097
Host Hotels & Resorts	205,364	3,429,579
Sunstone Hotel Investors	299,729	4,196,206
		9,238,882
INDUSTRIALS 2.9%
Prologis	235,994	10,426,215

NET LEASE COMPANY 3.5%
National Retail Properties	189,492	8,754,531
Spirit Realty Capital	369,925	4,161,656
		12,916,187
OFFICE 7.5%
Boston Properties	28,115	3,572,854
Cousins Properties	118,586	1,230,923
Douglas Emmett	153,826	4,631,701
Empire State Realty Trust, Class A	140,822	2,468,610
Kilroy Realty Corp.	126,667	7,836,887
SL Green Realty Corp.	80,808	7,828,679
		27,569,654
RESIDENTIAL 15.2%
APARTMENT 14.3%
Apartment Investment & Management Co.	162,530	6,797,005
AvalonBay Communities	10,178	1,935,856

	Number of Shares	Value
Education Realty Trust	66,384	$2,761,574
Equity Residential	206,218	15,472,536
Essex Property Trust	43,505	10,174,079
UDR	396,539	15,278,648
		52,419,698
MANUFACTURED HOME 0.9%
Sun Communities	45,334	3,246,368
TOTAL RESIDENTIAL		55,666,066

SELF STORAGE 7.9%
CubeSmart	268,881	8,953,737
Extra Space Storage	72,604	6,785,570
Public Storage	27,393	7,555,811
Sovran Self Storage	46,554	5,491,044
		28,786,162
SHOPPING CENTERS 18.4%
COMMUNITY CENTER 7.8%
Brixmor Property Group	178,564	4,574,810
DDR Corp.	246,607	4,387,139
Kimco Realty Corp.	102,956	2,963,074
Ramco-Gershenson Properties Trust	262,531	4,733,434
Regency Centers Corp.	86,645	6,485,378
Retail Properties of America, Class A	112,551	1,783,933
Tanger Factory Outlet Centers	45,475	1,654,835
Weingarten Realty Investors	49,044	1,840,131
		28,422,734
REGIONAL MALL 10.6%
General Growth Properties	139,596	4,150,189
Macerich Co. (The)	49,250	3,902,570
Pennsylvania REIT	79,992	1,747,825
Simon Property Group	138,883	28,844,610
		38,645,194
TOTAL SHOPPING CENTERS		67,067,928

SPECIALTY 6.9%
CyrusOne	170,143	7,767,028
DuPont Fabros Technology	45,745	1,854,045
Equinix	31,156	10,303,601

	Number of Shares	Value
QTS Realty Trust, Class A	113,535	$5,379,288
		25,303,962
TOTAL COMMON STOCK (Identified cost—$194,244,305)		291,035,087

PREFERRED SECURITIES—$25 PAR VALUE 15.9%
BANKS 0.7%
First Republic Bank, 5.625%	39,300	991,146
Huntington Bancshares, 6.25%, Series D	16,000	411,200
Regions Financial Corp., 6.375%, Series B	40,000	1,082,400
		2,484,746
FINANCIAL 0.4%
DIVERSIFIED FINANCIAL SERVICES 0.1%
KKR & Co. LP, 6.75%, Series A	16,000	403,520

INVESTMENT BANKER/BROKER 0.3%
Morgan Stanley, 6.375%, Series I	40,000	1,042,800
TOTAL FINANCIAL		1,446,320

INDUSTRIALS—CHEMICALS 0.2%
CHS, 6.75%	30,000	797,100

REAL ESTATE 14.4%
DIVERSIFIED 5.9%
Colony Financial, 8.50%, Series A	49,220	1,234,930
DuPont Fabros Technology, 7.875%, Series A	40,000	1,020,400
DuPont Fabros Technology, 7.625%, Series B	40,000	1,018,400
EPR Properties, 6.625%, Series F	65,000	1,703,000
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	11,300	546,976
National Retail Properties, 6.625%, Series D	124,000	3,236,400
National Retail Properties, 5.70%, Series E	24,000	624,480
NorthStar Realty Finance Corp., 8.50%, Series D	48,850	1,104,010
NorthStar Realty Finance Corp., 8.75%, Series E	59,180	1,336,876
PS Business Parks, 5.75%, Series U	55,139	1,399,979
PS Business Parks, 5.70%, Series V	35,000	899,850
Urstadt Biddle Properties, 7.125%, Series F	20,000	528,000
VEREIT, 6.70%, Series F	152,647	3,866,549
Vornado Realty Trust, 6.625%, Series I	30,796	789,301
Vornado Realty Trust, 5.70%, Series K	30,000	768,000
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	50,135	1,350,136
		21,427,287

	Number of Shares	Value
HEALTH CARE 0.2%
Welltower, 6.50%, Series J	33,400	$875,414

HOTEL 1.7%
Ashford Hospitality Trust, 9.00%, Series E	38,582	922,110
Chesapeake Lodging Trust, 7.75%, Series A	20,000	525,400
Hersha Hospitality Trust, 8.00%, Series B	45,000	1,132,200
Hospitality Properties Trust, 7.125%, Series D	38,600	1,009,004
LaSalle Hotel Properties, 6.375%, Series I	25,000	637,500
Sunstone Hotel Investors, 8.00%, Series D	34,891	872,973
Sunstone Hotel Investors, 6.95%, Series E	35,000	918,750
		6,017,937
INDUSTRIALS 0.5%
First Potomac Realty Trust, 7.75%, Series A	22,690	578,595
Monmouth Real Estate Investment Corp., 7.875%, Series B	20,000	527,600
STAG Industrial, 6.875%, Series C	28,000	740,320
		1,846,515
OFFICE 1.0%
Corporate Office Properties Trust, 7.375%, Series L	28,428	739,128
Kilroy Realty Corp., 6.875%, Series G	75,000	1,965,000
SL Green Realty Corp., 6.50%, Series I	40,000	1,051,200
		3,755,328
RESIDENTIAL 0.8%
APARTMENT 0.4%
Apartment Investment & Management Co., 6.875%	23,456	641,053
Blue Rock Residential Growth REIT, 8.25%, Series A	30,000	756,300
		1,397,353
MANUFACTURED HOME 0.4%
Equity Lifestyle Properties, 6.75%, Series C	38,971	1,006,231
UMH Properties, 8.00%, Series B	20,000	520,000
		1,526,231
TOTAL RESIDENTIAL		2,923,584

SELF STORAGE 0.4%
Public Storage, 5.40%, Series B	35,000	894,600
Public Storage, 6.375%, Series Y	26,463	737,259
		1,631,859

	Number of Shares	Value
SHOPPING CENTERS 2.6%
COMMUNITY CENTER 1.1%
Cedar Realty Trust, 7.25%, Series B	36,000	$911,880
DDR Corp., 6.50%, Series J	77,100	2,000,745
DDR Corp., 6.25%, Series K	20,697	538,329
WP GLIMCHER, 7.50%, Series H	19,000	494,000
		3,944,954
REGIONAL MALL 1.5%
CBL & Associates Properties, 7.375%, Series D	63,830	1,579,792
General Growth Properties, 6.375%, Series A	50,000	1,295,000
Pennsylvania REIT, 8.25%, Series A	25,000	655,750
Taubman Centers, 6.50%, Series J	33,470	853,820
Taubman Centers, 6.25%, Series K	39,613	1,004,982
		5,389,344
TOTAL SHOPPING CENTERS		9,334,298

SPECIALTY 1.3%
Digital Realty Trust, 7.00%, Series E	35,000	892,150
Digital Realty Trust, 7.375%, Series H	88,000	2,442,000
Digital Realty Trust, 6.35%, Series I	50,000	1,290,000
		4,624,150
TOTAL REAL ESTATE		52,436,372

TECHNOLOGY—SOFTWARE 0.2%
eBay, 6.00%, due 2/1/56	35,000	882,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$55,612,432)		58,046,538

PREFERRED SECURITIES—CAPITAL SECURITIES 3.2%
BANKS 0.8%
Bank of America Corp., 6.30%, Series DD	1,340,000	1,383,550
Bank of America Corp., 6.50%, Series Z	1,000,000	1,033,450
Farm Credit Bank of Texas, 10.00%, Series I	500	627,187
		3,044,187
BANKS—FOREIGN 1.4%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	400,000	412,500
Barclays PLC, 8.25% (United Kingdom)	1,000,000	1,002,580
BNP Paribas SA, 7.625%, 144A (France)(a)	400,000	403,200
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)	400,000	394,850

	Number of Shares	Value
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	500,000	$581,250
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	750,000	881,250
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	400,000	382,400
UBS Group AG, 6.875% (Switzerland)	600,000	595,723
UBS Group AG, 7.125% (Switzerland)	400,000	405,698
		5,059,451
INSURANCE 0.3%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Cloverie PLC for Zurich Insurance Co., Ltd., 5.625%, due 6/24/46 (Ireland)	400,000	412,129

PROPERTY CASUALTY—FOREIGN 0.2%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	606,000	632,664
TOTAL INSURANCE		1,044,793

TELECOMMUNICATION 0.3%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22	1,000,000	1,023,750

UTILITIES—ELECTRIC UTILITIES—FOREIGN 0.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	1,350,000	1,505,250
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,496,327)		11,677,431

	Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Embarq Corp., 7.995%, due 6/1/36	$1,000,000	967,940
TOTAL CORPORATE BONDS (Identified cost—$1,111,643)		967,940

		Number of Shares
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(b)		1,700,000	1,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,700,000)			$1,700,000
TOTAL INVESTMENTS (Identified cost—$264,164,707)	99.5%		363,426,996
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		1,974,996
NET ASSETS (Equivalent to $13.98 per share based on 26,135,469 shares of common stock outstanding)	100.0%		$365,401,992

Glossary of Portfolio Abbreviations

REIT                        Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.8% of the net assets of the Fund.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2016.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$291,035,087	$291,035,087	$—	$—
Preferred Securities - $25 Par Value	58,046,538	58,046,538	—	—
Preferred Securities - Capital Securities	11,677,431	—	11,677,431	—
Corporate Bonds	967,940	—	967,940	—
Short-Term Investments	1,700,000	—	1,700,000	—
Total Investments(a)	$363,426,996	$349,081,625	$14,345,371	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At March 321, 2016, the Fund di not have any option contracts outstanding.

Transactions in written option contracts during the three months ended March 31, 2016, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2015	302	$13,590
Option contracts expired	(302)	(13,590)
Written option contracts outstanding at March 31, 2016	—	$—

Note 3.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$264,164,707
Gross unrealized appreciation	$100,155,804
Gross unrealized depreciation	(893,515)
Net unrealized appreciation	$99,262,289

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 26, 2016